INCOME TAXES (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Operating Income Loss	$ 653,000	$ 216,000
Operating Loss Carryforwards		$ 13,718,000	$ 14,371,000	$ 13,934,000
Carryforward Expiration Date	Jan. 01, 2033	Jan. 01, 2033
Effective Income Tax Rate	34.00%	34.00%